The Prudential Insurance Company of America	Thomas C. Castano

Vice President and Corporate Counsel

Law Department

The Prudential Insurance Company of America

213 Washington Street

Newark, NJ 07102-2992

(973) 802-4708 fax: (973) 802-9560

May 1, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	The Prudential Variable Contract Real Property Account

(Registration No. 33-20083-01)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 19 and (ii) that the text of Post-Effective Amendment No. 19 was filed electronically on April 19, 2006 (Accession No. 0000846581-06-000003).

By:	_/s/_________________________________
Thomas C. Castano
Assistant General Counsel
The Prudential Insurance Company of America

via EDGAR